Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,915	$ 188
Lease liabilities
Current	502	201
Non-current	3,426	17
Lease liabilities	3,928	218	$ 399
Offices
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,915	$ 188